Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	Value Line Larger Companies Focused Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000102764
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 04, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 04, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016
Value Line Larger Companies Focused Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Line Larger Companies Focused Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s sole investment objective is to realize capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate for the Investor Class and the Institutional Class was 37% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers and expense reimbursements are in place through June 30, 2017 only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests substantially all of the Fund’s assets in common stock. Under normal circumstances, the Adviser expects that the Fund’s portfolio will generally consist of positions in 30 to 50 companies. While the Fund is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Value Line TimelinessTM  Ranking System (the “Ranking System”) in selecting securities for purchase or sale. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe consists of stocks of approximately 1,700 companies under review by the Ranking System accounting for approximately 95% of the market capitalization of all stocks traded on the U.S. securities exchanges, including stocks of foreign companies. The Fund’s investments usually, as measured by the number and total value of purchases, are selected from common stocks of larger companies by capitalization that are ranked 1, 2, or 3 by the Ranking System; the Adviser usually sells a stock when its rank falls below 4. In addition to selling a stock when its rank falls below 4, the Adviser may sell securities for other reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

As described above, the Adviser relies primarily on the rankings of companies by the Ranking System in managing the Fund, and the Fund’s portfolio will consist primarily of stocks ranked 1, 2, or 3 by the Ranking System. The Adviser has, however, discretion in managing the Fund, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests substantially all of the Fund’s assets in common stock. Under normal circumstances, the Adviser expects that the Fund’s portfolio will generally consist of positions in 30 to 50 companies. While the Fund is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Value Line Timeliness™ Ranking System (the “Ranking System”) in selecting securities for purchase or sale. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe consists of stocks of approximately 1,700 companies under review by the Ranking System accounting for approximately 95% of the market capitalization of all stocks traded on the U.S. securities exchanges, including stocks of foreign companies.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in the Fund you should carefully evaluate the risks.

■	Market Risk. The chief risk that you assume when investing in the Fund is market risk, which is the possibility that the securities in a certain market will decline in value because of factors such as economic conditions. Market risk may affect a single issuer, an industry, a sector of the economy, or the market as a whole.

■	Equity Securities Risk. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.

■	Ranking System Risk. The Adviser’s use of the results of the Ranking Systems in managing the Fund involves the risk that the Ranking Systems may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking Systems, or lower ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio.

■	Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results.

■	Foreign Investments Risk. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities. These risks tend to be more volatile in emerging markets (as compared to the U.S. market or developed foreign markets).

■	Cyber Security Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 38.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years. These returns are compared to the performance of the S&P 500® Index, which is a broad based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. No performance is shown for Institutional Class shares because this class had not completed a full calendar year of operations at December 31, 2015. Updated performance information is available at: www.vlfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vlfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns of Investor Class (before taxes) as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:        Q1 2012         +13.79
Worst Quarter:     Q4 2008         –21.54

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Value Line Larger Companies Focused Fund, Inc. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VALLX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Less: Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.13%
1 year	rr_ExpenseExampleYear01	$ 115
3 years	rr_ExpenseExampleYear03	380
5 years	rr_ExpenseExampleYear05	666
10 years	rr_ExpenseExampleYear10	$ 1,480
2006	rr_AnnualReturn2006	11.31%
2007	rr_AnnualReturn2007	15.55%
2008	rr_AnnualReturn2008	(38.12%)
2009	rr_AnnualReturn2009	17.62%
2010	rr_AnnualReturn2010	14.09%
2011	rr_AnnualReturn2011	(0.27%)
2012	rr_AnnualReturn2012	14.82%
Annual Return 2013	rr_AnnualReturn2013	30.05%
Annual Return 2014	rr_AnnualReturn2014	12.41%
Annual Return 2015	rr_AnnualReturn2015	9.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.54%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	9.88%
5 years	rr_AverageAnnualReturnYear05	12.95%
10 years	rr_AverageAnnualReturnYear10	6.98%
Value Line Larger Companies Focused Fund, Inc. | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLLIX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%
Less: Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.72%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
1 year	rr_ExpenseExampleYear01	$ 100
3 years	rr_ExpenseExampleYear03	312
5 years	rr_ExpenseExampleYear05	542
10 years	rr_ExpenseExampleYear10	$ 1,201
Value Line Larger Companies Focused Fund, Inc. | Return after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	8.44%
5 years	rr_AverageAnnualReturnYear05	11.93%
10 years	rr_AverageAnnualReturnYear10	5.67%
Value Line Larger Companies Focused Fund, Inc. | After Taxes on Distributions and Sales | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 year	rr_AverageAnnualReturnYear01	6.77%
5 years	rr_AverageAnnualReturnYear05	10.34%
10 years	rr_AverageAnnualReturnYear10	5.30%
Value Line Larger Companies Focused Fund, Inc. | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	1.38%
5 years	rr_AverageAnnualReturnYear05	12.57%
10 years	rr_AverageAnnualReturnYear10	7.31%

[1]	EULAV Securities LLC (the "Distributor") has contractually agreed to waive a portion of the 12b-1 fee otherwise payable from assets attributable by Investor Class shares in an amount equal to 0.10% of such class's average daily net assets. This waiver can be terminated or changed before June 30, 2017 only with the approval of the Fund's board and the Distributor.
[2]	EULAV Asset Management (the "Adviser") and the Distributor have agreed to waive certain class-specific fees and/or pay certain class-specific expenses incurred by the Institutional Class so that the Institutional Class bears its class-specific fees and expenses at the same percentage of its average daily net assets as the Investor Class's class-specific fees and expenses (excluding12b-1 fees and any extraordinary expenses incurred in different amounts by the classes) during the period March 17, 2016 through June 30, 2017 (the "Expense Limitation"). The information regarding the Institutional Class in the table has been restated to reflect the Expense Limitation. The Adviser and the Distributor may subsequently recover from assets attributable to the Institutional Class the reimbursed expenses and/or waived fees (within 3 years after the fiscal year end in which the waiver/reimbursement occurred) to the extent that the Institutional Class's expense ratio is less than the Expense Limitation. The Expense Limitation can be terminated or modified before June 30, 2017 only with the agreement of the Fund's board.